UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
January 31, 2008 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)

Consumer Discretionary--14.7%
Advance Auto Parts	274,098	9,779,817
Amazon.com	39,722 a,b	3,086,399
Best Buy	110,073	5,372,663
Coach	177,938 b	5,702,913
DeVry	162,598	8,973,784
Discovery Holding, Cl. A	158,126 a,b	3,671,686
Expedia	229,979 b	5,294,116
Gap	860,174	16,446,527
Home Depot	220,969	6,777,119
International Game Technology	131,729 a	5,620,876
Nordstrom	197,821 a	7,695,237
Omnicom Group	150,232	6,816,026
Royal Caribbean Cruises	191,646 a	7,719,501
Starbucks	255,904 b	4,839,145
Walt Disney	164,124	4,912,231
		102,708,040
Consumer Staples--13.4%
Altria Group	144,999	10,993,824
Avon Products	277,254	9,709,435
Colgate-Palmolive	86,916	6,692,532
CVS Caremark	91,485	3,574,319
Dean Foods	291,637 a	8,165,836
Estee Lauder, Cl. A	131,164	5,535,121
Kraft Foods, Cl. A	240,392	7,033,870
Procter & Gamble	93,765	6,183,802
Wal-Mart Stores	436,243	22,196,044
Whole Foods Market	343,150 a	13,533,836
		93,618,619
Energy--8.1%
Chevron	87,446	7,389,187
Exxon Mobil	267,810	23,138,784
Halliburton	162,757	5,398,650
Schlumberger	45,294	3,417,885
Sunoco	57,651	3,585,892
SunPower, Cl. A	46,857 a,b	3,237,350
Tesoro	85,288	3,330,496
Ultra Petroleum	98,753 b	6,794,206
		56,292,450
Exchange Traded Funds--1.2%
iShares Russell 1000 Growth Index
Fund	51,133 a	2,862,425
Powershares QQQ	60,974 a	2,751,757
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	18,599 a	2,554,945
		8,169,127
Financial--9.8%
Assurant	132,946	8,626,866
Bank of America	1	44
Charles Schwab	618,254	13,787,064
Citigroup	254,834	7,191,415
CME Group	11,913 a	7,372,956
Goldman Sachs Group	33,462	6,718,166
Janus Capital Group	239,089 a	6,457,794
State Street	81,678	6,707,397

Unum Group	511,039 a	11,559,702
		68,421,404
Health Care--12.8%
Allergan	202,444	13,602,212
Amylin Pharmaceuticals	247,872 a,b	7,349,405
Genentech	127,651 b	8,959,824
Gilead Sciences	293,652 b	13,416,960
Johnson & Johnson	60,270	3,812,680
Medtronic	76,570	3,565,865
Merck & Co.	219,545	10,160,543
Pfizer	231,759	5,420,843
Pharmaceutical Product Development	207,103	8,979,986
Thermo Fisher Scientific	269,976 b	13,901,064
		89,169,382
Industrial--7.9%
Canadian National Railway	116,829	5,889,350
Deere & Co.	61,713	5,415,933
FedEx	51,533	4,817,305
General Electric	619,490	21,936,141
Northwest Airlines	148,693 b	2,782,046
Union Pacific	29,162	3,646,125
Waste Management	329,736	10,696,636
		55,183,536
Information Technology--24.1%
Accenture, Cl. A	152,717	5,287,062
Adobe Systems	300,274 b	10,488,571
Akamai Technologies	131,304 b	3,965,381
Apple	56,378 b	7,631,326
Broadcom, Cl. A	325,907 b	7,196,026
Cisco Systems	763,126 b	18,696,587
Corning	354,934	8,543,261
eBay	117,909 a,b	3,170,573
Electronic Arts	212,302 b	10,056,746
EMC	429,991 b	6,823,957
Google, Cl. A	22,678 b	12,797,195
Intel	467,498	9,910,958
KLA-Tencor	102,532 a	4,283,787
Marvell Technology Group	322,233 b	3,824,906
MEMC Electronic Materials	97,565 b	6,971,995
Microsoft	1,131,071	36,872,915
Teradata	159,123 b	3,790,310
Yahoo!	347,039 a,b	6,656,208
		166,967,764
Materials--2.2%
Ecolab	84,271	4,066,076
Freeport-McMoRan Copper & Gold	37,257	3,316,991
Monsanto	33,532	3,770,338
Potash of Saskatchewan	29,770	4,193,998
		15,347,403
Telecommunication Services--2.6%
AT & T	149,244	5,744,401
Juniper Networks	300,812 a,b	8,167,046
QUALCOMM	97,426	4,132,811
		18,044,258
Total Common Stocks
(cost $644,867,053)		673,921,983

Other Investment--2.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $17,617,000)	17,617,000 [c]	17,617,000

Investment of Cash Collateral for
Securities Loaned--11.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $78,771,509)	78,771,509 [c]	78,771,509

Total Investments (cost $741,255,562)	110.6%	770,310,492
Liabilities, Less Cash and Receivables	(10.6%)	(73,646,499)
Net Assets	100.0%	696,663,993

a All or a portion of these securities are on loan. At January 31, 2008, the total market value of the fund's securities on loan is $74,647,457 and the total market value of the collateral held by the fund is $78,771,509.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)